Royce ISI Prospectus | Royce Opportunity Select Fund
Royce Opportunity Select Fund
Investment Goal
Royce Opportunity Select Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce ISI Prospectus Royce Opportunity Select Fund	Investment Class	Service Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce Opportunity Select Fund		Investment Class	Service Class
Management fees		1.00%	1.00%
Distribution (12b-1) fees		none	0.25%
Dividends and interest on securities sold short		0.05%	0.05%
Other		0.73%	0.73%
Total annual Fund operating expenses		1.78%	2.03%
Fee waivers and/or expense reimbursements		(0.49%)	(0.49%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	[1]	1.29%	1.54%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes' net annual operating expenses (excluding dividend and interest expenses relating to short sale activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.24% and 1.49%, respectively, through April 30, 2015.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce Opportunity Select Fund (USD $)	Investment Class	Service Class
1 Year	131	157
3 Years	513	589
5 Years	919	1,048
10 Years	2,054	2,319

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, may invest the Fund’s assets in both long and short positions in equity securities. The long portion of the Fund’s portfolio is invested primarily in a limited number (generally less than 100) of equity securities of small-cap companies with stock market capitalizations up to $2.5 billion in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies.

    Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio. The Fund may engage in active and frequent trading of its portfolio.

    The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds (“ETFs”) that track performance of a market index. Some of these ETFs may use financial derivatives or leverage in an attempt to provide a multiple of the returns of the underlying index on a daily basis or the inverse of those returns. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company’s securities, or an ETF, are otherwise over-priced. The short portion of the Fund’s portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.

    The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Opportunity Select Fund is subject to market risk—the possibility that common stock prices will decline, or that the prices of securities sold short will increase, over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

    The Fund’s use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales, particularly short sales of leveraged ETFs or holdings of inverse ETFs, can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a “short squeeze” is significantly higher when the Fund is seeking to close out a short position in a small- and/or mid-cap security than it would be for a larger-cap security because of such securities’ lower trading volumes.

    Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

    The Fund’s borrowing for investment purposes may increase its volatility and magnify its losses. Interest and other borrowing costs may exceed the gain on securities purchased with borrowed funds. In addition, the Fund’s high portfolio turnover rate may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

    The Fund’s opportunistic approach may not be successful and could result in portfolio losses.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (Investment Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. Because the Service Class’s inception date is after December 31, 2013, performance information is for the Investment Class. The returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities. The Service Class has higher expenses than the Investment Class. If Service Class expenses had been reflected, total returns would have been lower.
    The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class

During the period shown in the bar chart, the highest return for a calendar quarter was 18.10% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -26.25% (quarter ended 9/30/11).
ANNUALIZED TOTAL RETURNS (12/31/13)
Average Annual Returns Royce ISI Prospectus Royce Opportunity Select Fund	1 Year	Since Inception	Inception Date
Investment Class	44.61%	24.98%	Aug. 31, 2010
After Taxes on Distributions Investment Class	43.22%	23.15%
After Taxes on Distributions and Sale of Fund Shares Investment Class	25.78%	19.24%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	38.82%	23.54%	Aug. 31, 2010